Income Tax - Reconciliation of Accounting Profit and Income Tax Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Income before income tax	$ 46,067	$ 1,661	$ 42,826	$ 41,867
Income tax expense calculated at the statutory rate	9,213		8,565	8,373
Nondeductible income and expenses in determining taxable income	8		15	18
Unrecognized loss carryforwards	(1)		4	7
Tax-exempt income	(30)		(367)	(148)
Income tax on unappropriated earnings	181		8	(20)
Investment credits	(217)		(131)	(203)
Effect of different tax rates of group entities operating in other jurisdictions	(10)		10	(9)
Income tax adjustments on prior years	(147)		4	(92)
Others	23		14	20
Income tax expense recognized in profit or loss	$ 9,020	$ 325	$ 8,122	$ 7,946